SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Income (loss) resulting from devaluation of the local currency in Venezuela	$ 907	$ (1,634)	$ (20,452)
Others [Member]
Net Investment Income [Line Items]
Income (loss) resulting from devaluation of the local currency in Venezuela			$ 2,170